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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Jennifer C. Snyder
                 -------------------------------
   Address:      60 State Street
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-06471
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jennifer C. Snyder
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   Phone: 617-526-6000
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Jennifer C. Snyder              Boston, MA       August 15, 2006
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: $63,594
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

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                           JENNIFER C. SNYDER
                      FORM 13F INFORMATION TABLE
                      QUARTER ENDED JUNE 30, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ARCHSTONE SMITH TRUST     Common Stock     039583109    449    8,825 SH            Sole                     8,825   0        0
BANK AMERICA CORP         Common Stock     060505104    120    2,500 SH            Sole                     2,500   0        0
BERKSHIRE HATHAWAY INC    Common Stock     084670108 11,824      129 SH            Shared Other               129   0        0
CITIGROUP INC             Common Stock     172967101    217    4,500 SH            Sole                     4,500   0        0
DUKE ENERGY HOLDING CORP  Common Stock     264299106    129    4,407 SH            Sole                     4,407   0        0
DU PONT E I DE NEMOURS
  & CO                    Common Stock     263534109    416   10,000 SH            Sole                    10,000   0        0
EXXON MOBIL CORPORATION   Common Stock     30231G102  2,759   44,975 SH            Shared Other            44,975   0        0
EXXON MOBIL CORPORATION   Common Stock     30231G102    368    6,000 SH            Sole                     6,000   0        0
FPL GROUP INC             Common Stock     302571104     77    1,850 SH            Sole                     1,850   0        0
GENERAL ELECTRIC CORP     Common Stock     369604103    428   13,000 SH            Sole                    13,000   0        0
GENERAL MLS INC           Common Stock     370334104    189    3,650 SH            Sole                     3,650   0        0
POTLATCH                  Common Stock     737628107 15,114  400,378 SH            Shared Other           400,378   0        0
PROLOGIS                  Common Stock     743410102    181    3,475 SH            Sole                     3,475   0        0
ROYAL DUTCH PETROLEUM     Common Stock     780257804    464   6,925  SH            Sole                     6,925   0        0
SIMON PPTY GROUP INC
  NEW                     Common Stock     828806109    187    2,250 SH            Sole                     2,250   0        0
WEYERHAEUSER CO           Common Stock     962166104 30,468  489,449 SH            Shared Other           489,449   0        0
WYETH                     Common Stock     983024100    204    4,600 SH            Sole                     4,600   0        0

TOTAL                                                63,594